Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Loans, Impaired Loans and Allowance for Loan Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 649,942	$ 616,374
Allowance for loan losses		3,783
Loans, net of allowance for loan losses	646,393	612,591
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	12,712	11,613
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,930	2,382
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	7,040	6,258
Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 1,956	1,800
Counterparty-specific allowance [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		263
Individually Insignificant Impaired Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		585
Incurred but not Identified [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		2,935
Debt securities classified as loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		3,209
Allowance for loan losses		146
Loans, net of allowance for loan losses		3,063
Debt securities classified as loans [member] | Counterparty-specific allowance [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		126
Debt securities classified as loans [member] | Incurred but not Identified [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		20
Loans other than debt securities classified as loans and acquired credit impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		612,500
Allowance for loan losses		3,602
Loans, net of allowance for loan losses		608,898
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		221,785
Allowance for loan losses		78
Loans, net of allowance for loan losses		221,707
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		157,043
Allowance for loan losses		803
Loans, net of allowance for loan losses		156,240
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		33,007
Allowance for loan losses		1,264
Loans, net of allowance for loan losses		31,743
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		200,665
Allowance for loan losses		1,457
Loans, net of allowance for loan losses		199,208
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets neither past due nor impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		597,802
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets neither past due nor impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		218,653
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets neither past due nor impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		149,473
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets neither past due nor impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		30,783
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets neither past due nor impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		198,893
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		11,613
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		2,382
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		6,258
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		1,800
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		1,173
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial Assets Impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		3,085
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial Assets Impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		750
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial Assets Impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		1,312
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial Assets Impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		424
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Financial Assets Impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		599
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Counterparty-specific allowance [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		134
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Counterparty-specific allowance [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		134
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Individually Insignificant Impaired Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		553
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Individually Insignificant Impaired Loans [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		42
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Individually Insignificant Impaired Loans [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		147
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Individually Insignificant Impaired Loans [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		335
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Individually Insignificant Impaired Loans [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		29
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Incurred but not Identified [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		2,915
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Incurred but not Identified [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		36
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Incurred but not Identified [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		656
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Incurred but not Identified [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		929
Loans other than debt securities classified as loans and acquired credit impaired loans [member] | Incurred but not Identified [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		1,294
Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans		665
Allowance for loan losses		35
Loans, net of allowance for loan losses		630
Acquired credit-impaired loans [member] | Counterparty-specific allowance [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		3
Acquired credit-impaired loans [member] | Individually Insignificant Impaired Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses		$ 32